Commitments and Contingencies - Future Minimum Lease Payments under Non-cancellable Operating Leases (Detail) ¥ in Millions	Dec. 31, 2017 CNY (¥)
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	¥ 69,766
Within 1 year or on demand [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	20,680
More than 1 year but less than 2 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	19,563
More than 2 years but less than 3 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	16,730
More than 3 years but less than 4 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	6,631
More than 4 years but less than 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	3,376
More than 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	¥ 2,786